Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income/(Loss) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Ship-management Fees	$ 704	$ 686
Administration Fees			$ 896
Total	7,111	6,965
Related Party [Member]
Related Party Transaction [Line Items]
Charter hire commissions	276	234
Ship-management Fees	704	686
Administration Fees	1,033	1,010
Total	$ 2,013	$ 1,930